Note 8 - Deposits (Tables)	12 Months Ended
Dec. 31, 2022
Notes Tables
Deposit Liabilities, Type [Table Text Block]
	2022	2021
Non-interest bearing	$299,112	$302,707
NOW and money market accounts	515,337	451,809
Savings deposits	133,030	127,217
Time deposits, $250,000 or more	44,370	68,270
Other time deposits	134,553	161,889
Total	$1,126,402	$1,111,892

Time Deposit Maturities [Table Text Block]
Year Ending
December 31,	Amount
2023	$108,238
2024	52,258
2025	12,101
2026	3,340
2027	2,986
$178,923